FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of financial instruments [text block] [Abstract]
FINANCIAL INSTRUMENTS
42 FINANCIAL INSTRUMENTS
(1)Measurement basis of financial assets and liabilities
The accounting policies in note 2 describe how different classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following tables analyse the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Group	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets
Cash and balances at central banks	—	—	—	—	—	49,888	49,888
Items in the course of collection from banks	—	—	—	—	—	300	300
Financial assets at fair value through profit or loss	—	—	1,674	—	—	—	1,674
Derivative financial instruments	674	7,667	—	—	—	—	8,341
Loans and advances to banks	—	—	—	—	—	5,950	5,950
Loans and advances to customers	—	—	—	—	—	480,141	480,141
Debt securities	—	—	—	—	—	5,137	5,137
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	738	738
Financial assets at amortised cost	—	—	—	—	—	491,966	491,966
Financial assets at fair value through other comprehensive income	—	—	—	—	27,260	—	27,260
Total financial assets	674	7,667	1,674	—	27,260	542,154	579,429
Financial liabilities
Deposits from banks	—	—	—	—	—	24,997	24,997
Customer deposits	—	—	—	—	—	434,569	434,569
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	6,875	6,875
Items in course of transmission to banks	—	—	—	—	—	302	302
Financial liabilities at fair value through profit or loss	—	3	—	6,828	—	—	6,831
Derivative financial instruments	590	7,638	—	—	—	—	8,228
Notes in circulation	—	—	—	—	—	1,305	1,305
Debt securities in issue	—	—	—	—	—	59,293	59,293
Other	—	—	—	—	—	1,592	1,592
Subordinated liabilities	—	—	—	—	—	9,242	9,242
Total financial liabilities	590	7,641	—	6,828	—	538,175	553,234

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Group	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Financial assets
Cash and balances at central banks	—	—	—	—	—	38,880	38,880
Items in the course of collection from banks	—	—	—	—	—	292	292
Financial assets at fair value through profit or loss	—	290	1,994	—	—	—	2,284
Derivative financial instruments	1,117	7,377	—	—	—	—	8,494
Loans and advances to banks	—	—	—	—	—	4,852	4,852
Loans and advances to customers	—	—	—	—	—	474,470	474,470
Debt securities	—	—	—	—	—	5,325	5,325
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	1,854	1,854
Financial assets at amortised cost	—	—	—	—	—	486,501	486,501
Financial assets at fair value through other comprehensive income	—	—	—	—	24,617	—	24,617
Total financial assets	1,117	7,667	1,994	—	24,617	525,673	561,068
Financial liabilities
Deposits from banks	—	—	—	—	—	23,593	23,593
Customer deposits	—	—	—	—	—	396,839	396,839
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	4,893	4,893
Items in course of transmission to banks	—	—	—	—	—	354	354
Financial liabilities at fair value through profit or loss	—	171	—	7,531	—	—	7,702
Derivative financial instruments	1,029	8,802	—	—	—	—	9,831
Notes in circulation	—	—	—	—	—	1,079	1,079
Debt securities in issue	—	—	—	—	—	76,431	76,431
Other	—	—	—	—	—	1,755	1,755
Subordinated liabilities	—	—	—	—	—	12,586	12,586
Total financial liabilities	1,029	8,973	—	7,531	—	517,530	535,063

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Bank	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets
Cash and balances at central banks	—	—	—	—	—	45,753	45,753
Items in the course of collection from banks	—	—	—	—	—	257	257
Financial assets at fair value through profit or loss	—	—	1,724	—	—	—	1,724
Derivative financial instruments	242	12,353	—	—	—	—	12,595
Loans and advances to banks	—	—	—	—	—	5,656	5,656
Loans and advances to customers	—	—	—	—	—	178,269	178,269
Debt securities	—	—	—	—	—	4,315	4,315
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	128,771	128,771
Financial assets at amortised cost	—	—	—	—	—	317,011	317,011
Financial assets at fair value through other comprehensive income	—	—	—	—	24,647	—	24,647
Total financial assets	242	12,353	1,724	—	24,647	363,021	401,987
Financial liabilities
Deposits from banks	—	—	—	—	—	10,304	10,304
Customer deposits	—	—	—	—	—	264,473	264,473
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	39,836	39,836
Items in course of transmission to banks	—	—	—	—	—	199	199
Financial liabilities at fair value through profit or loss	—	2	—	7,905	—	—	7,907
Derivative financial instruments	289	10,783	—	—	—	—	11,072
Debt securities in issue	—	—	—	—	—	48,109	48,109
Other	—	—	—	—	—	885	885
Subordinated liabilities	—	—	—	—	—	7,751	7,751
Total financial liabilities	289	10,785	—	7,905	—	371,557	390,536

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Bank	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Financial assets
Cash and balances at central banks	—	—	—	—	—	35,741	35,741
Items in the course of collection from banks	—	—	—	—	—	252	252
Financial assets at fair value through profit or loss	—	290	413	—	—	—	703
Derivative financial instruments	207	13,431	—	—	—	—	13,638
Loans and advances to banks	—	—	—	—	—	4,453	4,453
Loans and advances to customers	—	—	—	—	—	177,569	177,569
Debt securities	—	—	—	—	—	5,241	5,241
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	202,277	202,277
Financial assets at amortised cost	—	—	—	—	—	389,540	389,540
Financial assets at fair value through other comprehensive income	—	—	—	—	22,160	—	22,160
Total financial assets	207	13,721	413	—	22,160	425,533	462,034
Financial liabilities
Deposits from banks	—	—	—	—	—	7,122	7,122
Customer deposits	—	—	—	—	—	239,762	239,762
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	109,771	109,771
Items in course of transmission to banks	—	—	—	—	—	198	198
Financial liabilities at fair value through profit or loss	—	213	—	7,484	—	—	7,697
Derivative financial instruments	267	13,944	—	—	—	—	14,211
Debt securities in issue	—	—	—	—	—	61,509	61,509
Other	—	—	—	—	—	975	975
Subordinated liabilities	—	—	—	—	—	9,909	9,909
Total financial liabilities	267	14,157	—	7,484	—	429,246	451,154
(2)Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a measure as at a specific date and may be significantly different from the amount which will actually be paid or received on maturity or settlement date.
Wherever possible, fair values have been calculated using unadjusted quoted market prices in active markets for identical instruments held by the Group. Where quoted market prices are not available, or are unreliable because of poor liquidity, fair values have been determined using valuation techniques which, to the extent possible, use market observable inputs, but in some cases use non-market observable inputs. Valuation techniques used include discounted cash flow analysis and pricing models and, where appropriate, comparison to instruments with characteristics similar to those of the instruments held by the Group. The Group measures valuation adjustments for its derivative exposures on the same basis as the derivatives are managed.
The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks and notes in circulation.
Because a variety of estimation techniques are employed and significant estimates made, comparisons of fair values between financial institutions may not be meaningful. Readers of these financial statements are thus advised to use caution when using this data to evaluate the Group’s financial position.
Fair value information is not provided for items that are not financial instruments or for other assets and liabilities which are not carried at fair value in the Group’s consolidated balance sheet. These items include intangible assets, such as brands and acquired credit card relationships; premises and equipment; and shareholders’ equity. These items are material and accordingly the Group believes that any fair value information presented would not represent the underlying value of the Group.
Valuation control framework
The key elements of the control framework for the valuation of financial instruments include model validation, product implementation review and independent price verification. These functions are carried out by appropriately skilled risk and finance teams, independent of the business area responsible for the products.
Model validation covers both qualitative and quantitative elements relating to new models. In respect of new products, a product implementation review is conducted pre- and post-trading. Pre-trade testing ensures that the new model is integrated into the Group’s systems and that the profit and loss and risk reporting are consistent throughout the trade life cycle. Post-trade testing examines the explanatory power of the implemented model, actively monitoring model parameters and comparing in-house pricing to external sources. Independent price verification procedures cover financial instruments carried at fair value. The frequency of the review is matched to the availability of independent data, monthly being the minimum. Valuation differences in breach of established thresholds are escalated to senior management. The results from independent pricing and valuation reserves are reviewed monthly by senior management.
Formal committees, consisting of senior risk, finance and business management, meet at least quarterly to discuss and approve valuations in more judgemental areas, in particular for unquoted equities, structured credit, over-the-counter options and the Credit Valuation Adjustment (CVA) reserve.
Valuation of financial assets and liabilities
Assets and liabilities carried at fair value or for which fair values are disclosed have been classified into three levels according to the quality and reliability of information used to determine the fair values.
Level 1
Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities. Products classified as level 1 predominantly comprise equity shares, treasury bills and other government securities.
Level 2
Level 2 valuations are those where quoted market prices are not available, for example where the instrument is traded in a market that is not considered to be active or valuation techniques are used to determine fair value and where these techniques use inputs that are based significantly on observable market data. Examples of such financial instruments include most over-the-counter derivatives, financial institution issued securities, certificates of deposit and certain asset-backed securities.
Level 3
Level 3 portfolios are those where at least one input which could have a significant effect on the instrument’s valuation is not based on observable market data. Such instruments would include any unlisted equity investments which are valued using various valuation techniques that require significant management judgement in determining appropriate assumptions, including earnings multiples and estimated future cash flows. Certain of the Group’s asset-backed securities and derivatives, principally where there is no trading activity in such securities, are also classified as level 3.
Transfers out of the level 3 portfolio arise when inputs that could have a significant impact on the instrument’s valuation become market observable after previously having been non-market observable. In the case of asset-backed securities this can arise if more than one consistent independent source of data becomes available. Conversely transfers into the portfolio arise when consistent sources of data cease to be available.
(3)Financial assets and liabilities carried at fair value
(A)Financial assets, excluding derivatives
Valuation hierarchy
At 31 December 2020, the Group’s financial assets carried at fair value, excluding derivatives, totalled £28,934 million (2019: £26,901 million). The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described on page F-98). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.
Valuation hierarchy

	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m
At 31 December 2020
Financial assets at fair value through profit or loss
Loans and advances to customers	—	—	1,511	1,511
Equity shares	159	4	—	163
Total financial assets at fair value through profit or loss	159	4	1,511	1,674
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,267	—	—	14,267
Asset-backed securities	—	—	65	65
Corporate and other debt securities	491	12,437	—	12,928
	14,758	12,437	65	27,260
Total financial assets at fair value through other comprehensive income	14,758	12,437	65	27,260
Total financial assets carried at fair value, excluding derivatives	14,917	12,441	1,576	28,934

	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m
At 31 December 2019
Financial assets at fair value through profit or loss
Loans and advances to customers	—	—	1,782	1,782
Debt securities:
Government securities	290	—	—	290
Corporate and other debt securities	—	—	47	47
	290	—	47	337
Equity shares	161	4	—	165
Total financial assets at fair value through profit or loss	451	4	1,829	2,284
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	12,844	238	—	13,082
Asset-backed securities	—	—	60	60
Corporate and other debt securities	—	11,036	—	11,036
	12,844	11,274	60	24,178
Treasury and other bills	439	—	—	439
Total financial assets at fair value through other comprehensive income	13,283	11,274	60	24,617
Total financial assets carried at fair value, excluding derivatives	13,734	11,278	1,889	26,901
Valuation hierarchy

	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m
At 31 December 2020
Financial assets at fair value through profit or loss
Loans and advances to customers	—	—	517	517
Debt securities:
Government securities	—	—	—	—
Corporate and other debt securities	—	1,203	—	1,203
	—	1,203	—	1,203
Equity shares	—	4	—	4
Total financial assets at fair value through profit or loss	—	1,207	517	1,724
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,114	—	—	14,114
Corporate and other debt securities	491	10,042	—	10,533
	14,605	10,042	—	24,647
Total financial assets at fair value through other comprehensive income	14,605	10,042	—	24,647
Total financial assets carried at fair value, excluding derivatives	14,605	11,249	517	26,371

	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m
At 31 December 2019
Financial assets at fair value through profit or loss
Loans and advances to customers	—	—	362	362
Debt securities:
Government securities	290	—	—	290
Corporate and other debt securities	—	—	47	47
	290	—	47	337
Equity shares	—	4	—	4
Total financial assets at fair value through profit or loss	290	4	409	703
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	12,700	238	—	12,938
Corporate and other debt securities	—	8,783	—	8,783
	12,700	9,021	—	21,721
Treasury and other bills	439	—	—	439
Total financial assets at fair value through other comprehensive income	13,139	9,021	—	22,160
Total financial assets carried at fair value, excluding derivatives	13,429	9,025	409	22,863
Movements in level 3 portfolio
The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2020			2019
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
The Group	£m	£m	£m	£m	£m	£m
At 1 January	1,829	60	1,889	2,721	53	2,774
Exchange and other adjustments	85	3	88	(74)	(3)	(77)
Gains recognised in the income statement within other income	20	—	20	4	—	4
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	4	4	—	11	11
Purchases/increases to customer loans	303	—	303	686	—	686
Sales/repayments of customer loans	(677)	(2)	(679)	(1,956)	(1)	(1,957)
Transfers into the level 3 portfolio	—	—	—	448	—	448
Transfers out of the level 3 portfolio	(49)	—	(49)	—	—	—
At 31 December	1,511	65	1,576	1,829	60	1,889
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	103	—	103	(76)	—	(76)

	2020			2019
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
The Bank	£m	£m	£m	£m	£m	£m
At 1 January	409	—	409	890	—	890
Exchange and other adjustments	101	—	101	(28)	—	(28)
Gains recognised in the income statement within other income	5	—	5	—	—	—
Purchases/increases to customer loans	258	—	258	101	—	101
Sales/repayments of customer loans	(207)	—	(207)	(603)	—	(603)
Transfers into the level 3 portfolio	—	—	—	49	—	49
Transfers out of the level 3 portfolio	(49)	—	(49)	—	—	—
At 31 December	517	—	517	409	—	409
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	106	—	106	(28)	—	(28)
Valuation methodology for financial assets, excluding derivatives
Loans and advances to customers and banks
The fair value of these assets is determined using discounted cash flow techniques. The discount rates are derived from market observable interest rates, a risk margin that reflects loan credit ratings and an incremental illiquidity premium based on historical spreads at origination on similar loans.
Debt securities
Debt securities measured at fair value and classified as level 2 are valued by discounting expected cash flows using an observable credit spread applicable to the particular instrument.
Where there is limited trading activity in debt securities, the Group uses valuation models, consensus pricing information from third party pricing services and broker or lead manager quotes to determine an appropriate valuation. Debt securities are classified as level 3 if there is a significant valuation input that cannot be corroborated through market sources or where there are materially inconsistent values for an input. Asset classes classified as level 3 mainly comprise certain collateralised loan obligations and collateralised debt obligations.
(B)Financial liabilities, excluding derivatives
Valuation hierarchy
At 31 December 2020, the Group’s financial liabilities carried at fair value, excluding derivatives, comprised its financial liabilities at fair value through profit or loss and totalled £6,831 million (2019: £7,702 million). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-98). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m
At 31 December 2020
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	—	6,783	45	6,828
Trading liabilities:
Other deposits	—	2	—	2
Short positions in securities	1	—	—	1
	1	2	—	3
Total financial liabilities carried at fair value, excluding derivatives	1	6,785	45	6,831

	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m
At 31 December 2019
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	—	7,484	47	7,531
Trading liabilities:
Other deposits	—	98	—	98
Short positions in securities	73	—	—	73
	73	98	—	171
Total financial liabilities carried at fair value, excluding derivatives	73	7,582	47	7,702

	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m
At 31 December 2020
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	—	7,905	—	7,905
Trading liabilities:
Other deposits	—	2	—	2
Short positions in securities	—	—	—	—
	—	2	—	2
Total financial liabilities carried at fair value, excluding derivatives	—	7,907	—	7,907

	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m
At 31 December 2019
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	—	7,484	—	7,484
Trading liabilities:
Other deposits	—	140	—	140
Short positions in securities	73	—	—	73
	73	140	—	213
Total financial liabilities carried at fair value, excluding derivatives	73	7,624	—	7,697
The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2020	2019
The Group	£m	£m
At 1 January	47	—
Gains recognised in the income statement within other income	—	1
Redemptions	(2)	(5)
Transfers into the level 3 portfolio	—	51
Transfers out of the level 3 portfolio	—	—
At 31 December	45	47
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	—	—
Valuation methodology for financial liabilities, excluding derivatives
Liabilities held at fair value through profit or loss
These principally comprise debt securities in issue which are classified as level 2 and their fair value is determined using techniques whose inputs are based on observable market data. The carrying amount of the securities is adjusted to reflect the effect of changes in own credit spreads and the resulting gain or loss is recognised in other comprehensive income.
At 31 December 2020, the own credit adjustment arising from the fair valuation of £6,828 million (2019: £7,531 million) of the Group’s debt securities in issue designated at fair value through profit or loss resulted in a loss of £75 million (2019: loss of £419 million), before tax, recognised in other comprehensive income.
Trading liabilities in respect of securities sold under repurchase agreements
The fair value of these liabilities is determined using discounted cash flow techniques. The discount rates are derived from observable repo curves specific to the type of security sold under the repurchase agreement.
(C)Derivatives
All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2020, such assets totalled £8,341 million for the Group and £12,595 million for the Bank (2019: £8,494 million for the Group and £13,638 million for the Bank) and liabilities totalled £8,228 million for the Group and £11,072 million for the Bank (2019: £9,831 million for the Group and £14,211 million for the Bank). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-98). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	—	8,327	14	8,341	—	8,494	—	8,494
Derivative liabilities	—	(7,909)	(319)	(8,228)	—	(9,534)	(297)	(9,831)

	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	—	12,581	14	12,595	—	13,638	—	13,638
Derivative liabilities	—	(11,012)	(60)	(11,072)	—	(14,211)	—	(14,211)
Where the Group’s derivative assets and liabilities are not traded on an exchange, they are valued using valuation techniques, including discounted cash flow and options pricing models, as appropriate. The types of derivatives classified as level 2 and the valuation techniques used include:
–Interest rate swaps which are valued using discounted cash flow models; the most significant inputs into those models are interest rate yield curves which are developed from publicly quoted rates.
–Foreign exchange derivatives that do not contain options which are priced using rates available from publicly quoted sources.
–Credit derivatives which are valued using standard models with observable inputs, except for the items classified as level 3, which are valued using publicly available yield and credit default swap (CDS) curves.
–Less complex interest rate and foreign exchange option products which are valued using volatility surfaces developed from publicly available interest rate cap, interest rate swaption and other option volatilities; option volatility skew information is derived from a market standard consensus pricing service. For more complex option products, the Group calibrates its models using observable at-the-money data; where necessary, the Group adjusts for out-of-the-money positions using a market standard consensus pricing service.
Complex interest rate and foreign exchange products where inputs to the valuation are significant and unobservable are classified as level 3.
Where credit protection, usually in the form of credit default swaps, has been purchased or written on asset-backed securities, the security is referred to as a negative basis asset-backed security and the resulting derivative assets or liabilities have been classified as either level 2 or level 3 according to the classification of the underlying asset-backed security.
Certain unobservable inputs used to calculate CVA, FVA, and own credit adjustments, are not significant in determining the classification of the derivative and debt instruments. Consequently, these inputs do not form part of the level 3 sensitivities presented.
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2020		2019
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
The Group	£m	£m	£m	£m
At 1 January	—	(297)	5	(8)
Exchange and other adjustments	—	—	—	—
Losses (gains) recognised in the income statement within other income	1	—	—	—
(Sales) redemptions	—	19	—	47
Transfers into the level 3 portfolio	13	(41)	—	(344)
Transfers out of the level 3 portfolio	—	—	(5)	8
At 31 December	14	(319)	—	(297)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	1	—	—	—

	2020		2019
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
The Bank	£m	£m	£m	£m
At 1 January	—	—	5	(8)
Exchange and other adjustments	—	—	—	—
Losses (gains) recognised in the income statement within other income	1	(8)	—	—
(Sales) redemptions	—	—	—	—
Transfers into the level 3 portfolio	13	(52)	—	—
Transfers out of the level 3 portfolio	—	—	(5)	8
At 31 December	14	(60)	—	—
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	1	(8)	—	—
Derivative valuation adjustments
Derivative financial instruments which are carried in the balance sheet at fair value are adjusted where appropriate to reflect credit risk, market liquidity and other risks.
(i)Uncollateralised derivative valuation adjustments
The following table summarises the movement on this valuation adjustment account for the Group during 2019 and 2020:

	2020	2019
	£m	£m
At 1 January	214	272
Income statement charge (credit)	28	(56)
Transfers	—	(2)
At 31 December	242	214
Represented by:

	2020	2019
	£m	£m
Credit Valuation Adjustment	178	141
Debit Valuation Adjustment	(6)	(5)
Funding Valuation Adjustment	70	78
	242	214
Credit and Debit Valuation Adjustments (CVA and DVA) are applied to the Group’s over-the-counter derivative exposures with counterparties that are not subject to strong interbank collateral arrangements. These exposures largely relate to the provision of risk management solutions for corporate customers within the Commercial Banking division.
A CVA is taken where the Group has a positive future uncollateralised exposure (asset). A DVA is taken where the Group has a negative future uncollateralised exposure (liability). These adjustments reflect interest rates and expectations of counterparty creditworthiness and the Group’s own credit spread respectively.
The CVA is sensitive to:
–the current size of the mark-to-market position on the uncollateralised asset;
–expectations of future market volatility of the underlying asset; and
–expectations of counterparty creditworthiness.
Market Credit Default Swap (CDS) spreads are used to develop the probability of default for quoted counterparties. For unquoted counterparties, internal credit ratings and market sector CDS curves and recovery rates are used. The Loss Given Default (LGD) is based on market recovery rates and internal credit assessments.
The combination of a one notch deterioration in the credit rating of derivative counterparties and a ten per cent increase in LGD increases the CVA by £46 million. Current market value is used to estimate the projected exposure for products not supported by the model, which are principally complex interest rate options that are traded in very low volumes. For these, the CVA is calculated on an add-on basis (although no such adjustment was required at 31 December 2020).
The DVA is sensitive to:
–the current size of the mark-to-market position on the uncollateralised liability;
–expectations of future market volatility of the underlying liability; and
–the Group’s own CDS spread.
A one per cent rise in the CDS spread would lead to an increase in the DVA of £14 million.
The risk exposures that are used for the CVA and DVA calculations are strongly influenced by interest rates. Due to the nature of the Group’s business the CVA/DVA exposures tend to be on average the same way around such that the valuation adjustments fall when interest rates rise. A one per cent rise in interest rates would lead to a £56 million fall in the overall valuation adjustment to £116 million. The CVA model used by the Group does not assume any correlation between the level of interest rates and default rates.
The Group has also recognised a Funding Valuation Adjustment to adjust for the net cost of funding uncollateralised derivative positions. This adjustment is calculated on the expected future exposure discounted at a suitable cost of funds. A ten basis points increase in the cost of funds will increase the funding valuation adjustment by approximately £12 million.
(ii)Market liquidity
The Group includes mid to bid-offer valuation adjustments against the expected cost of closing out the net market risk in the Group’s trading positions within a timeframe that is consistent with historical trading activity and spreads that the trading desks have accessed historically during the ordinary course of business in normal market conditions.
At 31 December 2020, the Group’s derivative trading business held mid to bid-offer valuation adjustments of £26 million (2019: £20 million).
(D)Sensitivity of level 3 valuations

			At 31 December 2020			At 31 December 2019
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value	Favourable changes	Unfavourable changes	Carrying value	Favourable changes	Unfavourable changes
			£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss:
Loans and advances to customers	Discounted cash flows	Interest rate spreads (bps) (-50bps/+106bps)[3]	1,511	47	(45)	1,782	36	(39)
Debt securities	Discounted cash flows	Credit spreads[4]	—	—	—	47	—	—
			1,511			1,829
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	65	4	(4)	60	4	(4)
			65			60
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/128%)	14	—	—	—	—	—
			14			—
Level 3 financial assets carried at fair value			1,590			1,889
Financial liabilities at fair value through profit or loss	Discounted cash flows	Interest rate spreads (+/-50bps)[5]	45	1	(1)	47	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (33%/60%)	48	—	—	—	—	—
Shared appreciation right	Market values – property valuation	HPI (+/-1%)[6]	271	24	(22)	297	17	(17)
			319			297
Level 3 financial liabilities carried at fair value			364			344
1Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
2Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
32019: 50bps/102bps
42019:+/- 3%
52019:+/- 50bps
62019:+/- 5%
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities and derivatives are as follows:
–Interest rates and inflation rates are referenced in some derivatives where the payoff that the holder of the derivative receives depends on the behaviour of those underlying references through time.
–Credit spreads represent the premium above the benchmark reference instrument required to compensate for lower credit quality; higher spreads lead to a lower fair value.
–Volatility parameters represent key attributes of option behaviour; higher volatilities typically denote a wider range of possible outcomes.
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships.
Debt securities
Reasonably possible alternative assumptions have been determined in respect of the Group’s structured credit investment by flexing credit spreads.
Derivatives
Reasonably possible alternative assumptions have been determined in respect of swaptions in the Group’s derivative portfolios which are priced using industry standard option pricing models. Such models require interest rate volatilities which may be unobservable at longer maturities. To derive reasonably possible alternative valuations these volatilities have been flexed within a range.
(4)Financial assets and liabilities carried at amortised cost
(A)Financial assets
Valuation hierarchy
The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-98). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

			Valuation hierarchy
	Carrying value	Fair value	Level 1	Level 2	Level 3
The Group	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets at amortised cost:
Loans and advances to customers	480,141	479,518	—	54,447	425,071
Loans and advances to banks	5,950	5,949	—	1,626	4,323
Debt securities	5,137	5,129	—	5,129	—
Due from fellow Lloyds Banking Group undertakings	738	738	—	—	738
Reverse repos included in above amounts:
Loans and advances to customers	54,447	54,447	—	54,447	—
Loans and advances to banks	1,626	1,626	—	1,626	—
At 31 December 2019
Financial assets at amortised cost:
Loans and advances to customers	474,470	475,128	—	51,624	423,504
Loans and advances to banks	4,852	4,849	—	408	4,441
Debt securities	5,325	5,317	—	5,317	—
Due from fellow Lloyds Banking Group undertakings	1,854	1,854	—	—	1,854
Reverse repos included in above amounts:
Loans and advances to customers	51,624	51,624	—	51,624	—
Loans and advances to banks	408	408	—	408	—

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
The Bank	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets at amortised cost:
Loans and advances to customers	178,269	176,523	—	54,447	122,076
Loans and advances to banks	5,656	5,655	—	1,626	4,029
Debt securities	4,315	4,315	—	4,315	—
Due from fellow Lloyds Banking Group undertakings	128,771	128,771	—	—	128,771
Reverse repos included in above amounts:
Loans and advances to customers	54,447	54,447	—	54,447	—
Loans and advances to banks	1,626	1,626	—	1,626	—
At 31 December 2019
Financial assets at amortised cost:
Loans and advances to customers	177,569	175,200	—	51,624	123,576
Loans and advances to banks	4,453	4,450	—	408	4,042
Debt securities	5,241	5,242	—	5,242	—
Due from fellow Lloyds Banking Group undertakings	202,277	202,277	—	—	202,277
Reverse repos included in above amounts:
Loans and advances to customers	51,624	51,624	—	51,624	—
Loans and advances to banks	408	408	—	408	—
Valuation methodology
Loans and advances to customers
The Group provides loans and advances to commercial, corporate and personal customers at both fixed and variable rates. Due to their short-term nature, the carrying value of the variable rate loans and those relating to lease financing is assumed to be their fair value.
To determine the fair value of loans and advances to customers, loans are segregated into portfolios of similar characteristics. A number of techniques are used to estimate the fair value of fixed rate lending; these take account of expected credit losses based on historic trends, prevailing market interest rates and expected future cash flows. For retail exposures, fair value is usually estimated by discounting anticipated cash flows (including interest at contractual rates) at market rates for similar loans offered by the Group and other financial institutions. Certain loans secured on residential properties are made at a fixed rate for a limited period, typically two to five years, after which the loans revert to the relevant variable rate. The fair value of such loans is estimated by reference to the market rates for similar loans of maturity equal to the remaining fixed interest rate period. The fair value of commercial loans is estimated by discounting anticipated cash flows at a rate which reflects the effects of interest rate changes, adjusted for changes in credit risk.
Loans and advances to banks
The carrying value of short-dated loans and advances to banks is assumed to be their fair value. The fair value of loans and advances to banks is estimated by discounting the anticipated cash flows at a market discount rate adjusted for the credit spread of the obligor or, where not observable, the credit spread of borrowers of similar credit quality.
Debt securities
The fair values of debt securities are determined predominantly from lead manager quotes and, where these are not available, by alternative techniques including reference to credit spreads on similar assets with the same obligor, market standard consensus pricing services, broker quotes and other research data.
Reverse repurchase agreements
The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.
(B)Financial liabilities
Valuation hierarchy
The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-98).

			Valuation hierarchy
	Carrying value	Fair value	Level 1	Level 2	Level 3
The Group	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks	24,997	24,998	—	24,998	—
Customer deposits	434,569	434,740	—	427,663	7,077
Due to fellow Lloyds Banking Group undertakings	6,875	6,875	—	6,875	—
Debt securities in issue	59,293	62,931	—	62,931	—
Subordinated liabilities	9,242	10,275	—	10,275	—
Repos included in above amounts:
Deposits from banks	18,767	18,767	—	18,767	—
Customer deposits	9,417	9,417	—	9,417	—
At 31 December 2019
Deposits from banks	23,593	23,497	—	23,497	—
Customer deposits	396,839	397,222	—	391,987	5,235
Due to fellow Lloyds Banking Group undertakings	4,893	4,893	—	4,893	—
Debt securities in issue	76,431	78,632	—	78,632	—
Subordinated liabilities	12,586	14,542	—	14,542	—
Repos included in above amounts:
Deposits from banks	18,105	18,105	—	18,105	—
Customer deposits	9,530	9,530	—	9,530	—

			Valuation hierarchy
	Carrying value	Fair value	Level 1	Level 2	Level 3
The Bank	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks	10,304	10,304	—	10,304	—
Customer deposits	264,473	264,497	—	264,497	—
Due to fellow Lloyds Banking Group undertakings	39,836	39,836	—	39,836	—
Debt securities in issue	48,109	50,824	—	50,824	—
Subordinated liabilities	7,751	8,387	—	8,387	—
Repos included in above amounts:
Deposits from banks	5,087	5,087	—	5,087	—
Customer deposits	9,417	9,417	—	9,417	—
At 31 December 2019
Deposits from banks	7,122	7,025	—	7,025	—
Customer deposits	239,762	239,952	—	239,952	—
Due to fellow Lloyds Banking Group undertakings	109,771	109,771	—	109,771	—
Debt securities in issue	61,509	63,483	—	63,483	—
Subordinated liabilities	9,909	10,974	—	10,974	—
Repos included in above amounts:
Deposits from banks	2,645	2,645	—	2,645	—
Customer deposits	9,530	9,530	—	9,530	—
Valuation methodology
Deposits from banks and customer deposits
The fair value of bank and customer deposits repayable on demand is assumed to be equal to their carrying value.
The fair value for all other deposits is estimated using discounted cash flows applying either market rates, where applicable, or current rates for deposits of similar remaining maturities.
Debt securities in issue
The fair value of short-term debt securities in issue is approximately equal to their carrying value. Fair value for other debt securities is calculated based on quoted market prices where available. Where quoted market prices are not available, fair value is estimated using discounted cash flow techniques at a rate which reflects market rates of interest and the Group’s own credit spread.
Subordinated liabilities
The fair value of subordinated liabilities is determined by reference to quoted market prices where available or by reference to quoted market prices of similar instruments. Subordinated liabilities are classified as level 2, since the inputs used to determine their fair value are largely observable.
Repurchase agreements
The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.
(5)Reclassifications of financial assets
There have been no reclassifications of financial assets in 2019 or 2020